Submission	Sep. 30, 2025
Submission [Line Items]
Central Index Key	0001868110
Registrant Name	HENGGUANG HOLDING CO., LTD.
Registration File Number	333-262204
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A